UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           AMERICAP ADVISERS, LLC
Address:        228 East 45th Street,  Suite 1802
		New York, NY 10017


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nadia Albert Gayed
Title:  Chairman & Chief Executive Officer
Phone:  (212) 375-6270

Signature, Place, and Date of Signing:

             Nadia Albert Gayed      New York, NY        11/03/2006


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           56

Form 13F Information Table Value Total: $         239,108



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     4391    59000 SH       SOLE                    59000
ABBOTT LABS                    COM              002824100     2180    44900 SH       SOLE                    44900
ADOBE SYSTEMS INC              COM              00724F101      524    14000 SH       SOLE                    14000
AETNA INC.                     COM              00817Y108      554    14000 SH       SOLE                    14000
ALCOA INC.                     COM              013817101     6598   235300 SH       SOLE                   232100              3200
AMAZON COM INC                 COM              023135106     3681   114600 SH       SOLE                   114600
AMGEN INC                      COM              031162100     6681    93400 SH       SOLE                    93400
ANADARKO PETROLEUM CORP        COM              032511107     4813   109800 SH       SOLE                   109800
ANHEUSER BUSCH COS INC         COM              035229103     3041    64000 SH       SOLE                    64000
APPLIED MATERIALS INC          COM              038222105    12276   692400 SH       SOLE                   681400             11000
BANK NEW YORK INC              COM              064057102     2116    60000 SH       SOLE                    60000
BAXTER INTL.                   COM              071813109     5405   118900 SH       SOLE                   118900
BROADCOM CORP                  COM              111320107     1214    40000 SH       SOLE                    40000
BROCADE COMMUNICATIONS SYS INC COM              111621108      141    20000 SH       SOLE                                      20000
CBS CORP - CLASS B             COM              124857202     7637   271100 SH       SOLE                   271100
CHESAPEAKE ENERGY CORPORATION  COM              165167107     1797    62000 SH       SOLE                    62000
CHEVRON TEXACO CORP            COM              166764100     2095    32300 SH       SOLE                    32300
CISCO SYSTEMS                  COM              17275R102     2507   109100 SH       SOLE                   109100
COCA COLA CO COM               COM              191216100     3767    84300 SH       SOLE                    84300
DISNEY WALT CO DEL             COM              254687106     3026    97900 SH       SOLE                    97900
EBAY INC                       COM              278642103     7501   264500 SH       SOLE                   258500              6000
ELI LILLY & CO COM             COM              532457108     3785    66400 SH       SOLE                    66400
EMC CORP                       COM              268648102    11369   949000 SH       SOLE                   938000             11000
EMDEON CORP                    COM              290849108     3551   303237 SH       SOLE                   293237             10000
EXXON MOBIL CORP               COM              30231G102     3355    50000 SH       SOLE                    50000
GENERAL ELECTRIC CORP.         COM              369604103     6389   181000 SH       SOLE                   181000
HOME DEPOT INC COM             COM              437076102     1995    55000 SH       SOLE                    55000
INTEL CORP.                    COM              458140100    11283   548500 SH       SOLE                   539500              9000
JOHNSON & JOHNSON              COM              478160104     7065   108800 SH       SOLE                   108800
JUNIPER NETWORKS               COM              48203r104     6217   359800 SH       SOLE                   349800             10000
LOWES COS INC COM              COM              548661107     1571    56000 SH       SOLE                    56000
MAXIM INTEGRATED PRODUCTS INC  COM              57772k101     2808   100000 SH       SOLE                   100000
MCKESSON HBOC Inc              COM              58155Q103     5283   100200 SH       SOLE                   100200
MERCK & CO INC COM             COM              589331107     2359    56300 SH       SOLE                    56300
MICRON TECHNOLOGY              COM              595112103     2507   144100 SH       SOLE                   139100              5000
MICROSOFT CORP COM             COM              594918104     6485   237100 SH       SOLE                   237100
MORGAN STANLEY                 COM              617446448     6628    90900 SH       SOLE                    90900
MOTOROLA INC COM               COM              620076109     5542   221700 SH       SOLE                   221700
NASDAQ STOCK MARKET Inc        COM              631103108     5295   175100 SH       SOLE                   174100              1000
NEWMONT MINING CORP            COM              651639106     1265    29600 SH       SOLE                    29600
ORACLE SYSTEMS CORP            COM              68389X105     4534   255600 SH       SOLE                   255600
PFIZER INC                     COM              717081103     2606    91900 SH       SOLE                    91900
PROCTER & GAMBLE CO            COM              742718109     2628    42400 SH       SOLE                    42400
REALNETWORKS INC               COM              75605l104      149    14000 SH       SOLE                                      14000
SCHERING PLOUGH CORP           COM              806605101    10446   472900 SH       SOLE                   467900              5000
SCHWAB CHARLES CP NEW          COM              808513105     3492   195000 SH       SOLE                   190000              5000
SPRINT NEXTEL CORP             COM              852061100     2416   140900 SH       SOLE                   140900
SUN MICROSYSTEMS               COM              866810104     4747   959000 SH       SOLE                   929000             30000
SYCAMORE NETWORKS              COM              871206108      101    26800 SH       SOLE                                      26800
SYMANTEC                       COM              871503108     3403   159900 SH       SOLE                   154900              5000
TEXAS INSTRUMENTS              COM              882508104     3691   111000 SH       SOLE                   111000
TIME WARNER INC.               COM              887317105     4818   264300 SH       SOLE                   264300
UNITED PARCEL SVC INC CL B     COM              911312106     4108    57100 SH       SOLE                    57100
WAL MART STORES INC            COM              931142103     4888    99100 SH       SOLE                    99100
XILINX INCORPORATED            COM              983919101     6155   280400 SH       SOLE                   280400
YAHOO! INC                     COM              984332106     4229   167300 SH       SOLE                   167300